Basic of Presentation	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Basic of Presentation
2.	BASIS OF PRESENTATION

(a)	Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The Company’s board of directors approved the release of these consolidated financial statements on June 12, 2020.

(b)	Basis of Measurement
These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments, which are measured at fair value, as explained in the significant accounting policies set out in Note 3. The consolidated financial statements are presented in United States dollars (“$”) which is the functional currency of 4Front and its subsidiaries. Financial amounts are expressed in United States dollars unless indicated otherwise.
The preparation of financial statements in compliance with IFRS requires management to make certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 3(a).

(c)	Going Concern
These consolidated financial statements have been prepared in accordance with IFRS with the going concern assumption, which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations. Subsequent to year end, the Company raised capital through the sale of non-core
assets and a private placement (Note 29). Management believes that the Company will be able to meet its obligations and to sustain operations for at least the next twelve months.

(d)	Basis of Consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries consist of entities over which the Company is exposed to, or has rights to, variable returns as well as the ability to affect these returns through the power to direct the relevant activities of the entity. To the extent that subsidiaries provide services that relate to the Company’s activities, they are fully consolidated from the date control is transferred and are deconsolidated from the date control ceases. All intercompany balances and transactions have been eliminated.

The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. 4Front’s principal subsidiaries are:

		State of	Ownership %
Business Name	Entity Type	Operations	2019	2018
4Front Holdings LLC	Holding Company	Arizona	100%	100%
4Front Advisors, LLC	Professional Services	Various	100%	100%
Mission Partners USA, LLC	Investment Company	Arizona	100%	100%
Linchpin Investors, LLC	Finance Company	Arizona	100%	100%
Healthy Pharms, Inc.	Cultivation and Dispensary	Massachusetts	100%	100%
PHX Interactive LLC *	Management Company	Arizona	100%	0%
Greens Goddess Products Inc. *	Dispensary	Arizona	100%	0%
4Front Management Associates, LLC	Management Company	Massachusetts	100%	76%
MMA Capital, LLC	Finance Company	Massachusetts	100%	76%
Illinois Grown Medicine, LLC	Cultivation Facility	Illinois	100%	60%
Harborside Illinois Grown Medicine Inc.	Dispensary	Illinois	100%	60%
Mission Maryland, LLC *	Dispensary	Maryland	100%	85%
Mission Pennsylvania II LLC *	Dispensary	Pennsylvania	100%	100%
4Front CIHI Investco, LLC	Investment Company	Maryland	100%	95%
4Front PM Investco, LLC	Investment Company	Maryland	100%	95%
4Front MARI Investco, LLC	Investment Company	Maryland	100%	100%
Silver Spring Consulting Group, LLC *	Management Company	Maryland	80%	76%
Adroit Consulting Group, LLC *	Management Company	Maryland	100%	62%
Old Line State Consulting Group, LLC *	Management Company	Maryland	100%	60%
Om of Medicine LLC	Dispensary	Michigan	100%	0%
Mission MA Inc.	Cultivation and Dispensary	Massachusetts	100%	76%
4Front Arkansas LLC	Investment Company	Arkansas	100%	0%
Arkansas Natural Products I Management LLC	Management Company	Arkansas	79%	0%
Pine Bluff Agriceuticals I Management LLC *	Management Company	Arkansas	100%	0%
Arkansas Patient Services Company Group Management LLC *	Management Company	Arkansas	100%	0%
Arkansas Natural Products I LLC	Dispensary	Arkansas	79.50%	0%
Chesapeake Integrated Health Institute LLC *	Dispensary	Maryland	100%	62%
Premium Medicine of Maryland LLC *	Dispensary	Maryland	80%	66%
Maryland Alternative Relief LLC *	Dispensary	Maryland	100%	65%
4Front Ventures Corp.	Holding Company	Canada	100%	0%
Real Estate Properties LLC	Real Estate Holding	Washington	100%	0%
Fuller Hill Development LLC	Real Estate Holding	Washington	100%	0%
Ag-Grow Imports LLC	Importer of Equipment	Washington	100%	0%
Cannex Holdings (Nevada) Inc.	Real Estate Holding	Nevada	100%	0%
Cannex Holdings (California) Inc.	Real Estate Holding	California	100%	0%
Pure Ratios Inc.	CBD Manufacturer	California	100%	0%

*	The Company divested these subsequent to December 31, 2019. See Note 29.